UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment |_|

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Decade Capital Management LLC
                                 Address: 666 Fifth Avenue, 8th Floor
                                          New York, NY  10103

				 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Williams
Title: CFO
Phone: 212-841-4100

Signature,                               Place,             and Date of Signing:


/s/ Robert Williams                      New York, NY       02/14/08
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  2

Form 13F Information Table Entry Total:            53

Form 13F Information Table Value Total:    $ 243,743 (thousands)


List of Other Included Managers:

No.             Form 13 F File Number      Name
---             ---------------------      ----

1               028-12506                  Israel A. Englander

2               	                   Millennium International Management LP


The Institutional Investment Manager filing this report and the Other Included Managers described above are affiliates. Each of the holdings described below is held directly or indirectly by Millennium Partners, L.P. or one or more affiliated investment funds that invest a portion of their assets in Millennium Partners, L.P.

FORM 13F INFORMATION TABLE

                              TITLE OF                  VALUE SHARES/  SH/ PUT/ INVSTMT OTHER       VOTING AUTHORITY
    NAME OF ISSUER             CLASS           CUSIP   x$1000 PRN AMT  PRN CALL DSCRETN MNGRS   SHARED    SOLE     NONE
-----------------------      --------        --------- ------ -------- --- ---- ------- ------- -------  ------   -------

ALLSTATE CORP                COM             020002101 3129   59900    SH       DEFINED 1,2     59900
BAKER HUGHES INC             COM             057224107 5839   72000    SH       DEFINED 1,2     72000
CABOT OIL & GAS CORP         COM             127097103 6399   158500   SH       DEFINED 1,2     158500
COMPANHIA VALE DO RIO DOCE   SPONSORED ADR   204412209 653    20000    SH       DEFINED 1,2     20000
DEVON ENERGY CORP NEW        COM             25179M103 7513   84500    SH       DEFINED 1,2     84500
DIGITAL RLTY TR INC          COM             253868103 2878   75000    SH       DEFINED 1,2     75000
DOUGLAS EMMETT INC           COM             25960P109 2939   130000   SH       DEFINED 1,2     130000
EQUITABLE RES INC            COM             294549100 2973   55800    SH       DEFINED 1,2     55800
ESSEX PPTY TR INC            COM             297178105 2437   25000    SH       DEFINED 1,2     25000
EXTERRAN HLDGS INC           COM             30225X103 9104   111300   SH       DEFINED 1,2     111300
FEDERAL REALTY INVT          TR SH BEN INT NE313747206 2465   30000    SH       DEFINED 1,2     30000
FIDELITY NATIONAL FINANCIAL  CL A            31620R105 1096   75000    SH       DEFINED 1,2     75000
GLIMCHER RLTY                TR SH BEN INT   379302102 1072   75000    SH       DEFINED 1,2     75000
GOLDMAN SACHS GROUP INC      COM             38141G104 4301   20000    SH       DEFINED 1,2     20000
GREY WOLF INC                COM             397888108 8784   1648000  SH       DEFINED 1,2     1648000
HEALTH CARE REIT INC         COM             42217K106 2235   50000    SH       DEFINED 1,2     50000
HUDSON CITY BANCORP          COM             443683107 6008   400000   SH       DEFINED 1,2     400000
INTERACTIVE BROKERS GROUP IN COM             45841N107 3901   120700   SH       DEFINED 1,2     120700
INVESCO LTD                  SHS             G491BT108 3234   103047   SH       DEFINED 1,2     103047
KB HOME                      COM             48666K109 1620   75000    SH       DEFINED 1,2     75000
KILROY RLTY CORP             COM             49427F108 4122   75000    SH       DEFINED 1,2     75000
KNIGHT CAPITAL GROUP INC     CL A            499005106 5625   390600   SH       DEFINED 1,2     390600
M D C HLDGS INC              COM             552676108 1021   27500    SH       DEFINED 1,2     27500
MACERICH CO                  COM             554382101 1777   25000    SH       DEFINED 1,2     25000
MARATHON OIL CORP            COM             565849106 10364  170300   SH       DEFINED 1,2     170300
NATIONAL OILWELL VARCO INC   COM             637071101 5289   72000    SH       DEFINED 1,2     72000
NRDC ACQUISITION CORP        W EXP 10/17/201 62941R110 1880   205000   SH       DEFINED 1,2     0                 205000
NVR INC                      COM             62944T105 904    1725     SH       DEFINED 1,2     1725
OCEANEERING INTL INC         COM             675232102 7435   110400   SH       DEFINED 1,2     110400
PARALLEL PETE CORP DEL       COM             699157103 5580   316500   SH       DEFINED 1,2     316500
PENN VA CORP                 COM             707882106 10858  248864   SH       DEFINED 1,2     248864
PENNANTPARK INVT CORP        COM             708062104 935    93300    SH       DEFINED 1,2     93300
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG  71654V101 12884  133900   SH       DEFINED 1,2     133900
PROSPECT CAPITAL CORPORATION COM             74348T102 3618   277226   SH       DEFINED 1,2     277226
PROTECTIVE LIFE CORP         COM             743674103 3105   75700    SH       DEFINED 1,2     75700
PRUDENTIAL FINL INC          COM             744320102 3722   40000    SH       DEFINED 1,2     40000
REINSURANCE GROUP AMER INC   COM             759351109 5432   103500   SH       DEFINED 1,2     103500
RLI CORP                     COM             749607107 1187   20900    SH       DEFINED 1,2     20900
SIMON PPTY GROUP INC NEW     COM             828806109 4343   50000    SH       DEFINED 1,2     50000
SL GREEN RLTY CORP           COM             78440X101 2337   25000    SH       DEFINED 1,2     25000
SPDR SERIES TRUST            KBW REGL BKG    78464A698 4264   115000   SH       DEFINED 1,2     115000
SPDR SERIES TRUST            KBW BK ETF      78464A797 8710   200000   SH       DEFINED 1,2     200000
TESORO CORP                  COM             881609101 4198   88000    SH       DEFINED 1,2     88000
TOTAL S A                    SPONSORED ADR   89151E109 10564  127888   SH       DEFINED 1,2     127888
TRANSOCEAN INC NEW           SHS             G90073100 8732   61000    SH       DEFINED 1,2     61000
U STORE IT TR                COM             91274F104 1832   200000   SH       DEFINED 1,2     200000
ULTRA PETROLEUM CORP         COM             903914109 14303  200036   SH       DEFINED 1,2     200036
VENTAS INC                   COM             92276F100 2801   61900    SH       DEFINED 1,2     61900
VORNADO RLTY                 TR SH BEN INT   929042109 4046   46000    SH       DEFINED 1,2     46000
WESTFIELD FINANCIAL INC NEW  COM             96008P104 803    82778    SH       DEFINED 1,2     82778
WILLIS GROUP HOLDINGS LTD    SHS             G96655108 5696   150000   SH       DEFINED 1,2     150000
WYNN RESORTS LTD             COM             983134107 1121   10000    SH       DEFINED 1,2     10000
XTO ENERGY INC               COM             98385X106 5675   110500   SH       DEFINED 1,2     110500

